Segment Information	12 Months Ended
Dec. 31, 2010
Segment Information
8.  Segment Information

At December 31, 2010 and 2009, the Company operated in a single segment. Internally management reports the results of operations for that segment and the information disclosed herein materially represents all of the financial information related to the single operating segment.